Related Party Transactions - Schedule of Net Transfers (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Net transfers to (from) Parent per unaudited condensed consolidated statements of cash flows	$ 100.3	$ 290.1	$ 621.3
Related Party
Related Party Transaction [Line Items]
Cash pooling and general financing activities	91.6	(199.3)	36.1
Licensing of content	11.7	540.0	733.3
Corporate reimbursements	(5.3)	7.0	13.3
Corporate expense allocations (excluding allocation of share-based compensation)	2.3	27.9	22.3
Funding of purchases of accounts receivables held for collateral	0.0	(85.5)	(183.7)
Net transfers to (from) Parent per unaudited condensed consolidated statements of cash flows	100.3	290.1	621.3
Share-based compensation (including allocation of share-based compensation)	(6.0)	(62.5)	(73.4)
Other non-cash transfer	(38.8)	11.9	2.5
Net transfers to (from) Parent per unaudited condensed consolidated statements of equity (deficit)	$ 55.5	$ 239.5	$ 550.4